State Street Bank and Trust Company

Legal Administration Services Department

P.O. Box 5049

Boston, MA 02206-5049

June 15, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:         Office of Filings, Information & Consumer Service

Re:	Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

As sub-administrator on behalf of the Trust, pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, please find attached for filing on behalf of the Trust, Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose of adding two new funds to the Trust, namely the Munder International Core Equity Fund and Munder International Small Cap Fund. Accordingly, it is anticipated that the Amendment will be effective August 29, 2007.

Should you have questions regarding this filing, I can be reached at (617) 662-3969.

Kind regards,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Counsel

cc:	Amy Eisenbeis (Munder Capital Management)